Debt And Commitments - Schedule of Company's Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total long-term debt	$ 361	$ 197
Less due within one year	249	151
Total long term non current debt	112	46
Bank Term Debt [Member]
Total long-term debt	268	137
Government Loans [Member]
Total long-term debt	15	18
Other Long Term Debt [Member]
Total long-term debt	$ 78	$ 42